RIGHT OF USE ASSETS AND LEASE LIABILITIES - Additional Information (Details)	Dec. 31, 2022
Local currency
Discolsure Of Right Of Use Asset And Lease Liability [Line Items]
Average incremental rates	69.00%
Foreign currency
Discolsure Of Right Of Use Asset And Lease Liability [Line Items]
Average incremental rates	12.00%